T. ROWE PRICE Retirement 2025 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 41.1%
T. Rowe Price Funds:
New Income Fund  2,494,238 250,632 300,339 315,313,489 2,528,814
Limited Duration Inflation Focused
Bond Fund  1,682,770 295,358 221,483 381,065,296 1,787,196
International Bond Fund (USD
Hedged)  862,570 95,322 88,160 105,092,424 898,540
U.S. Treasury Long-Term Index
Fund  637,633 20,745 93,855 81,754,346 609,070
Dynamic Global Bond Fund  570,420 35,834 41,265 73,916,033 580,241
Emerging Markets Bond Fund  538,500 32,457 74,290 55,888,052 522,553
High Yield Fund  502,467 28,349 68,311 80,380,023 479,869
Dynamic Credit Fund  185,232 28,431 11,962 22,926,415 205,421
Floating Rate Fund  194,253 15,015 41,928 18,077,653 167,761
Total Bond Mutual Funds (Cost $8,607,486) 7,779,465
EQUITY MUTUAL FUNDS 57.6%
T. Rowe Price Funds:
Value Fund  1,723,057 132,204 250,377 32,957,316 1,564,154
Growth Stock Fund  1,590,381 104,532 228,417 13,982,879 1,485,261
U.S. Large-Cap Core Fund  1,134,730 75,123 142,998 25,138,696 1,050,546
Equity Index 500 Fund  1,092,848 13,113 102,491 6,664,667 1,045,086
Hedged Equity Fund  1,016,169 33,783 112,608 78,949,291 998,709
Overseas Stock Fund  881,257 27,142 106,886 58,703,798 787,218
International Value Equity Fund  829,567 27,814 85,625 42,377,476 785,678
Real Assets Fund  761,138 23,056 84,461 47,417,337 696,561
International Stock Fund  735,871 16,814 89,904 32,825,554 674,565
Mid-Cap Growth Fund  427,842 39,899 76,258 3,664,592 363,674
Mid-Cap Value Fund  402,107 51,053 64,882 11,096,403 360,189
Emerging Markets Discovery Stock
Fund  300,983 12,747 36,557 20,158,168 285,440
Emerging Markets Stock Fund  245,745 5,397 22,667 6,848,134 231,946
Small-Cap Value Fund  239,934 23,935 29,635 4,357,319 229,544
Small-Cap Stock Fund  236,681 34,486 73,965 3,153,204 178,125
New Horizons Fund (2) 182,417 8,571 27,235 2,937,648 164,332
Total Equity Mutual Funds (Cost $7,160,574) 10,901,028
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,084 212,251 211,790 25,332 2,462
Total Other Mutual Funds (Cost $2,535) 2,462

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds  1.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 266,265 632,736 660,881 238,120,276 238,120
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.26%,
3/18/25 (4) 24,000,000 23,957
Total Short-Term Investments (Cost $262,072) 262,077
Total Investments in Securities 100.1%
(Cost $16,032,667) $ 18,945,032
Other Assets Less Liabilities (0.1)% (12,234)
Net Assets 100.0% $ 18,932,798
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 107 MSCI EAFE Index contracts 3/25 (12,998) $ (507)
Short, 842 Russell 2000 E-Mini Index contracts 3/25 (91,159) 9,177
Short, 435 S&P 500 E-Mini Index contracts 3/25 (129,701) 3,422
Net payments (receipts) of variation margin to date (14,882)
Variation margin receivable (payable) on open futures contracts $ (2,790)

T. ROWE PRICE Retirement 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (22) $ 3,720 $ 11,292
Dynamic Global Bond Fund  (2,040) 15,252 15,904
Emerging Markets Bond Fund  (10,269) 25,886 27,318
Emerging Markets Discovery Stock Fund  (2,061) 8,267 12,063
Emerging Markets Stock Fund  (1,759) 3,471 4,677
Equity Index 500 Fund  91,729 41,616 11,248
Floating Rate Fund  (859) 421 11,132
Growth Stock Fund  193,797 18,765 3,114
Hedged Equity Fund  33,403 61,365 15,602
High Yield Fund  (4,655) 17,364 27,150
International Bond Fund (USD Hedged)  (7,899) 28,808 25,291
International Stock Fund  14,083 11,784 12,484
International Value Equity Fund  20,402 13,922 25,902
Limited Duration Inflation Focused Bond Fund  (15,634) 30,551 74,581
Mid-Cap Growth Fund  44,575 (27,809) 2,471
Mid-Cap Value Fund  52,549 (28,089) 7,446
New Horizons Fund  9,786 579 —
New Income Fund  (27,926) 84,283 92,915
Overseas Stock Fund  19,496 (14,295) 25,273
Real Assets Fund  2,890 (3,172) 17,243
Small-Cap Stock Fund  41,568 (19,077) 2,909
Small-Cap Value Fund  22,500 (4,690) 3,820
Transition Fund  (1,813) (83) —
U.S. Large-Cap Core Fund  92,655 (16,309) 12,439
U.S. Treasury Long-Term Index Fund  (27,080) 44,547 19,057
Value Fund  171,748 (40,730) 27,169
U.S. Treasury Money Fund, 4.44% — — 7,708
Totals $ 709,164# $ 256,347 $ 496,208+

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $414,484 of the net realized gain (loss).
+ Investment income comprised $496,208 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2025 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 7,779,465 $ — $ — $ 7,779,465
Equity Mutual Fun ds 10,901,028 — — 10,901,028
Other Mutual Funds 2,462 — — 2,462
Short-Term Investments 238,120 23,957 — 262,077
Total Securities 18,921,075 23,957 — 18,945,032
Futures Contracts* 12,599 — — 12,599
Total $ 18,933,674 $ 23,957 $ — $ 18,957,631
Liabilities
Futures Contracts* $ 507 $ — $ — $ 507
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2025 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F157-054Q3 02/25